Capital Stock - Summary of Shares of Common Stock Reserved for Future Issuance (Detail)	Jun. 30, 2014	Dec. 31, 2013
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Shares of common stock reserved for future issuance net	132,111,479	129,269,826
Options Outstanding [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Shares of common stock reserved for future issuance net	27,318,410	23,637,693
Options Available for Future Grant [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Shares of common stock reserved for future issuance net	8,396,333	12,793,550
Convertible Preferred Stock [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Shares of common stock reserved for future issuance net	88,634,236	47,187,929
Warrants [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Shares of common stock reserved for future issuance net	7,762,500	45,650,654